NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
NATURE OF OPERATIONS [Text Block]
1.	NATURE OF OPERATIONS

Kelso Technologies Inc. (the “Company”) was incorporated under the laws of British Columbia on March 16, 1987. The Company designs, engineers, markets, produces and distributes various proprietary pressure relief valves and manway securement systems designed to reduce the risk of environmental harm due to non-accidental events in the transportation of hazardous commodities via railroad tank cars. In addition, the Company is an engineering development company specializing in proprietary service equipment used in transportation applications. The Company trades on the Toronto Stock Exchange (“TSX”) under the symbol “KLS”, and the NYSE (“NYSE”) under the trading symbol “KIQ”. The Company listed on the TSX on May 22, 2014 and on the NYSE on October 14, 2014. The Company’s head office is located at 13966 18B Avenue, South Surrey, British Columbia, V4A 8J1.

The Company’s consolidated financial statements have been prepared on a going concern basis, which presumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.

Several conditions may cast substantial doubt on the validity of this assumption. The Company has incurred operating losses of $5,015,911 for the year ended December 31, 2017 (2016 - $2,465,592 ; 2015 - $2,510,826), has accumulated deficit of $19,288,072 at December 31, 2017 (2016 - $14,272,161), has limited resources and has operating cash outflows for the past several years. The Company has significant cash requirements to meet its production costs and administrative overhead. Its continuing operations are therefore dependent upon its ability to either secure additional equity capital, as required, or generate positive cash inflows from operations in the future. Management is planning to raise additional capital to finance operations and continue operations. There is no assurance that these plans will be successful.

These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets or the recognition of liabilities that might be necessary should the Company be unable to secure additional equity capital or generate cash flow from operations in the future. Such adjustments could be material.